Investment Securities - Schedule of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value
Less than 12 months	$ 17,428	$ 129,820
12 months or more	155,243	119,799
Total Fair Value	172,671	249,619
Unrealized Losses
Less than 12 months	(206)	(19,994)
12 months or more	(27,081)	(26,415)
Total Unrealized Losses	(27,287)	(46,409)
U.S. Treasury
Fair Value
Less than 12 months	997	1,908
12 months or more	0	244
Total Fair Value	997	2,152
Unrealized Losses
Less than 12 months	0	(41)
12 months or more	0	(5)
Total Unrealized Losses	0	(46)
U.S. government and federal agency obligations
Fair Value
Less than 12 months	0	559
12 months or more	427	0
Total Fair Value	427	559
Unrealized Losses
Less than 12 months	0	(32)
12 months or more	(19)	0
Total Unrealized Losses	(19)	(32)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	11,995	7,066
12 months or more	1,772	16,711
Total Fair Value	13,767	23,777
Unrealized Losses
Less than 12 months	(8)	(933)
12 months or more	(228)	(1,789)
Total Unrealized Losses	(236)	(2,722)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	1,501	79,396
12 months or more	103,283	29,370
Total Fair Value	104,784	108,766
Unrealized Losses
Less than 12 months	(158)	(15,421)
12 months or more	(19,408)	(10,133)
Total Unrealized Losses	(19,566)	(25,554)
Mortgage-backed securities
Fair Value
Less than 12 months	2,935	33,334
12 months or more	39,793	68,911
Total Fair Value	42,728	102,245
Unrealized Losses
Less than 12 months	(40)	(3,124)
12 months or more	(6,083)	(13,740)
Total Unrealized Losses	(6,123)	(16,864)
Other debt securities
Fair Value
Less than 12 months	0	7,557
12 months or more	8,799	3,386
Total Fair Value	8,799	10,943
Unrealized Losses
Less than 12 months	0	(443)
12 months or more	(1,026)	(439)
Total Unrealized Losses	(1,026)	(882)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,169	1,177
Total Fair Value	1,169	1,177
Unrealized Losses
Less than 12 months	0	0
12 months or more	(317)	(309)
Total Unrealized Losses	$ (317)	$ (309)